Note 6 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Debt Securities, Available-for-Sale [Table Text Block]
	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$2,902	$--	$(31)	$2,871
Federal National Mortgage Association securities	98	1	--	99
Total available-for-sale-securities	$3,000	$1	$(31)	$2,970
	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$3,860	$22	$--	$3,882
Federal National Mortgage Association securities	144	7	--	151
Total available-for-sale-securities	$4,004	$29	$--	$4,033

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale
	Amortized Cost	Fair Value
Due after ten years	$3,000	$2,970
Total	$3,000	$2,970

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2022
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	11	$2,871	$(31)	$--	$--	$2,871	$(31)